CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Commodity Strategy Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (“Amendment No. 73”), and (b) that Amendment No. 73 was filed electronically.

Dated: March 5, 2021	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary